Trading portfolio (Tables)	12 Months Ended
Dec. 31, 2023
Net assets (liabilities) [abstract]
Disclosure of trading portfolio assets

	Trading portfolio assets		Trading portfolio liabilities
	2023	2022	2023	2022
	£m	£m	£m	£m
Debt securities and other eligible bills	75,498	55,475	(40,547)	(39,531)
Equity securities	86,353	65,031	(18,122)	(33,393)
Traded loans	12,653	13,198	—	—
Commodities	101	109	—	—
Trading portfolio assets/(liabilities)	174,605	133,813	(58,669)	(72,924)

Disclosure of trading portfolio liabilities

	Trading portfolio assets		Trading portfolio liabilities
	2023	2022	2023	2022
	£m	£m	£m	£m
Debt securities and other eligible bills	75,498	55,475	(40,547)	(39,531)
Equity securities	86,353	65,031	(18,122)	(33,393)
Traded loans	12,653	13,198	—	—
Commodities	101	109	—	—
Trading portfolio assets/(liabilities)	174,605	133,813	(58,669)	(72,924)